UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2012

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

December 31, 2012 (unaudited)

BONDS & DEBENTURES	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES — 25.1%
Bayview Opportunity Master Fund Trust 2012-4NPL CL A — 3.4747% 2032†	$7,498,192	$7,628,061
Citicorp Mortgage Securities Inc. 2005-5 CL 2A3 — 5% 2020	412,117	417,549
Federal Home Loan Bank
I7-2014 1 — 5.34% 2014	20,818,368	21,735,625
00-0986 — 5.739% 2014	15,918,417	16,869,383
Federal Home Loan Mortgage Corporation
4144 CL BY — 2.5% 2042	25,799,538	25,759,226
4141 CL CK — 2.5% 2042	3,533,889	3,528,367
3829 CL CD — 3% 2024	6,018,875	6,164,773
2786 CL JC — 4% 2018	141,597	141,652
3806 CL AB — 4% 2023	12,883,799	13,468,852
2869 CL JA — 4% 2034	4,895,195	4,945,469
3877 CL EL — 4% 2038	42,385,601	42,964,016
4088 CL LE — 4% 2040	20,071,374	21,789,945
2877 CL WA — 4.25% 2034	6,831,679	7,047,628
3578 CL AM— 4.5% 2016	5,303,722	5,572,462
2677 CL LD — 4.5% 2017	277,094	276,956
2914 CL JQ — 4.5% 2019	3,617,154	3,688,701
3439 CL AC — 4.5% 2022	7,564,422	7,740,446
3939 CL D — 4.5% 2041	8,455,805	9,042,181
2509 CL CB — 5% 2017	4,692,975	4,913,920
2602 CL ET — 5% 2017	2,174,898	2,207,587
2747 CL DX — 5% 2019	8,153,959	8,818,507
3852 CL HA — 5% 2021	14,817,436	15,960,601
3285 CL LC — 5% 2025	5,494,322	5,596,297
2494 CL CF — 5.5% 2017	5,153,019	5,504,970
2503 CL B — 5.5% 2017	5,058,598	5,354,931
3808 CL BQ — 5.5% 2025	18,218,097	19,510,489
3806 CL JB — 5.5% 2026	7,662,352	8,495,326
3855 CL HQ — 5.5% 2026	9,600,530	10,367,420
2922 CL Z — 5.5% 2032	918,680	929,741
2670 CL QG — 5.5% 2032	9,759,761	9,951,540
3133 CL BD — 5.75% 2033	790,196	794,605
3926 CL GP — 6% 2025	9,267,339	9,898,630
3614 CL DY — 6% 2032	15,420,453	17,282,627
Federal National Mortgage Association
2011-110 BH — 3% 2041	5,425,174	5,581,921
2011-125 GD — 3.5% 2025	15,127,697	15,327,231
2012-8 CL LE — 3.5% 2042	43,390,000	46,618,042
2012-26 CL ME — 3.5% 2042	56,555,000	60,886,169
2012-41 CL LB — 3.5% 2042	54,300,000	58,344,888
2012-48 CL MB — 3.5% 2042	54,440,000	58,561,239
2012-73 CL JB — 3.5% 2042	48,398,162	51,939,228
2012-117 CL AD — 3.5% 2042	66,394,414	71,185,176
2009-68 CL KA — 3.75% 2022	1,793,745	1,817,674
2011-67 CL EA — 4% 2021	32,644,486	35,014,149
2011-89 CL H — 4% 2038	36,614,898	37,197,620
2011-27 CL JQ — 4% 2039	18,714,540	19,695,509
2012-95 CL AB — 4% 2040	21,184,248	21,996,528
2012-78 CL PA — 4% 2041	27,162,242	28,967,988
2012-97 CL MA 4% 2041	23,243,410	24,368,519
2012-81 CL Q — 4% 2042	19,474,798	20,821,782
2009-70 CL NU — 4.25% 2019	11,542,913	12,131,371
2004-90 CL GA — 4.35% 2034	6,003,709	6,182,920
2012-67 CL PB — 4.5% 2027	20,012,810	20,810,521
2012-40 CL GC — 4.5% 2040	13,187,974	13,875,586
2011-148 CL PB — 4.5% 2041	18,184,377	19,724,561
2012-102 CL PA — 4.5% 2041	29,330,840	31,265,268
2003-24 CL PD — 5% 2018	5,447,291	5,788,019
2008-77 CL DA — 5% 2023	5,847,580	6,119,902
2010-39 CL PL — 5% 2032	8,976,893	9,453,387
2004-60 CL LB — 5% 2034	13,350,514	14,714,002
2003-W17 CL 1A5 — 5.35% 2033	6,139,047	6,355,019
2011-19 CL WB — 5.5% 2018	12,357,904	13,316,630
2009-116 CL PA — 5.5% 2024	7,658,896	8,094,994
2006-21 CL CA — 5.5% 2029	1,628,769	1,648,428
2003-28 CL PG — 5.5% 2032	2,169,462	2,201,245
2002-9 CL PC — 6% 2017	4,985,121	5,321,018
Sequoia Mortgage Trust 2012-1 1A1 — 2.865% 2042	15,007,911	15,397,446
Stanwich Mortgage Loan Trust Series
2009-2A — 3.16% 2049†,*	280,695	125,527
2010-1A — 3.11% 2047†,*	1,436,493	726,578
2010-2A — 2.67% 2057†,*	5,867,995	2,958,643
2010-3A — 9.16% 2038†,*	3,346,210	1,674,109
2010-4A — 5.71% 2049†,*	4,373,853	2,043,902
2011-1 A — 5.03% 2039†,*	7,354,515	3,878,984

2011-2 A — 5.11% 2050†,*	5,547,432	2,969,008
2012-NPL3 CL A — 4.2126% 2042†	2,847,390	2,854,651
2012-NPL4 CL A — 2.9814% 2042†	29,145,141	29,192,356
2012-NPL5 CL A — 2.9814% 2042†	54,822,234	54,907,757
Vericrest Opportunity Loan Transferee
2012-NL2A A1 — 2.4871% 2052†	20,562,618	20,636,643
2012-NL2A A1 — 2.7344% 2060†	30,718,556	30,746,387
2012-NL1A A1 — 4.2128% 2049†	691,336	691,474
VRPL
2012-RP3A CL AI 3.4747% 2017†	14,771,724	14,771,697
2012-RP2A CL AI 4.7037% 2017†	9,786,208	9,919,697
Wells Fargo Mortgage-Backed Securities Trust 2006-5 2A1 — 5.25% 2021	10,080,679	10,213,038
TOTAL MORTGAGE-BACKED SECURITIES		$1,263,402,914

MORTGAGE PASS-THROUGH SECURITIES — 23.0%
Federal Home Loan Mortgage Corporation
848215 — 2.344% 2038	$4,091,934	$4,356,232
782629 — 2.41% 2035	1,160,651	1,238,345
847526 — 2.458% 2034	7,279,293	7,757,324
J20415 — 2.5% 2022	19,023,149	19,879,191
G14462 — 3% 2022	19,756,493	20,743,545
J18815 — 3% 2022	28,200,985	29,609,932
J19188 — 3% 2022	22,813,354	23,953,130
J19459 — 3% 2022	22,312,965	23,427,741
J12954 — 3.5% 2020	5,196,160	5,517,283
J13919 — 3.5% 2020	32,277,589	33,935,598
E97666 — 4% 2018	9,442,109	10,110,516
G14025 — 4% 2025	32,153,002	34,598,238
J11410 — 4% 2025	11,462,136	12,150,323
J12397 — 4% 2025	16,781,298	17,799,755
J11204 — 4.5% 2019	7,970,039	8,476,774
E01322 — 5% 2018	8,394,856	9,114,295
G13091 — 5% 2018	4,096,419	4,475,338
E01642 — 5% 2019	5,577,782	6,093,727
G13812 — 5% 2020	13,353,781	14,589,006
G14187 — 5.5% 2020	20,946,237	22,838,939
G12139 — 6.5% 2019	2,066,111	2,304,829
A26942 — 6.5% 2034	644,953	750,448
G08107 — 6.5% 2036	3,093,134	3,620,359
P50543 — 6.5% 2037	260,964	309,148
Federal National Mortgage Association
AD0705 — 2.339% 2040	7,137,233	7,598,655
AP2309 — 2.5% 2027	8,863,627	9,304,385
AP3431 — 2.5% 2027	7,478,084	7,849,944
890328 — 3% 2020	24,358,149	26,156,267
890429 — 3% 2022	51,328,166	54,421,889
AB4390 — 3% 2022	38,824,567	40,982,665
AP4062 — 3% 2022	34,525,123	36,660,015
AK4846 — 3% 2027	12,918,790	13,636,893
MA0577 — 3.5% 2020	16,607,685	17,839,145
MA0598 — 3.5% 2020	6,267,082	6,731,786
MA0629 — 3.5% 2021	64,046,589	67,924,411
MA0905 — 3.5% 2021	18,356,543	19,467,975
MA0989 — 3.5% 2022	50,888,279	54,661,645
MA1019 — 3.5% 2022	53,936,358	57,202,037
MA0124 — 4% 2019	2,292,647	2,467,003
MA0150 — 4% 2019	32,055,147	34,492,941
MA0203 — 4% 2019	16,860,520	18,142,762
MA0235 — 4% 2019	15,519,279	16,699,520
MA0267 — 4% 2019	10,771,826	11,591,023
MA0380 — 4% 2020	9,230,996	9,933,013
932433 — 4% 2020	1,201,353	1,292,716
MA0322 — 4% 2020	17,743,687	19,093,094
MA0430 — 4% 2020	5,939,210	6,390,887
AA4552 — 4% 2024	1,033,991	1,113,650
AH4841 — 4% 2026	27,771,885	30,184,151
735494 — 4.5% 2020	19,066,486	20,569,116
AA0905 — 4.5% 2021	4,343,746	4,687,076
AA8521 — 4.5% 2020	9,578,639	10,334,968
995756 — 5% 2018	13,856,443	15,049,206
735453 — 5% 2019	7,135,098	7,786,746
AE0126 — 5% 2020	18,388,653	20,038,483
890083 — 5% 2021	7,617,761	8,279,668
890122 — 5% 2021	6,472,764	7,074,407
995861 — 5% 2021	15,133,927	16,442,860
AE0792 — 5% 2026	13,868,236	15,140,369
257100 — 5.5% 2018	1,498,456	1,636,883
745500 — 5.5% 2018	10,477,097	11,322,808
995327 — 5.5% 2019	3,259,003	3,538,691
735521 — 5.5% 2020	6,121,903	6,647,897
889318 — 5.5% 2020	12,248,425	13,219,603
995284 — 5.5% 2020	13,144,145	14,136,134

889069 — 5.5% 2021	11,626,236	12,627,720
AE0237 — 5.5% 2023	14,420,228	15,663,973
865963 — 5.837% 2036	4,431,730	4,678,178
745832 — 6% 2021	25,060,092	27,440,300
AD0951 — 6% 2021	13,733,243	15,035,704
890225 — 6% 2023	13,849,863	15,165,600
923306 — 6.5% 2037	246,272	273,852
323282 — 7.5% 2028	415,697	482,953
Government National Mortgage Association
782281 — 6% 2023	5,094,485	5,546,366
TOTAL MORTGAGE PASS-THROUGH SECURITIES		$1,162,308,049

STRIPPED MORTGAGE-BACKED SECURITIES — 13.0%
PRINCIPAL ONLY SECURITIES
Federal Home Loan Mortgage Corporation 217 — 0% 2032	$745,555	$690,011
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
3714 TI — 2.25% 2015	66,193,265	2,300,216
3948 AI — 3% 2021	12,355,471	714,270
3935 LI — 3% 2021	10,270,344	825,325
3956 KI — 3% 2021	26,911,884	2,063,603
3968 AI — 3% 2021	10,065,838	731,988
3992 OI — 3% 2022	7,980,127	715,897
3994 EI — 3% 2022	16,983,147	1,460,890
3998 KI — 3% 2026	28,618,493	2,325,825
3994 AI — 3% 2027	18,412,318	1,500,236
4100 EI — 3% 2027	126,787,300	14,406,106
3706 AI — 3.5% 2020	18,025,026	1,001,290
3722 AI — 3.5% 2020	18,509,021	1,448,331
3735 AI — 3.5% 2020	9,202,960	718,383
3755 AI — 3.5% 2020	17,055,494	1,348,237
3760 KI — 3.5% 2020	14,754,674	1,044,779
3753 CI — 3.5% 2020	4,049,178	325,149
3874 DI — 3.5% 2020	16,941,675	1,371,786
3893 DI — 3.5% 2020	12,082,063	938,813
3784 BI — 3.5% 2021	11,044,254	857,586
3874 BI — 3.5% 2021	9,391,598	941,234
3893 BI — 3.5% 2021	7,696,381	699,524
3909 KI — 3.5% 2021	7,453,278	663,966
3938 IO — 3.5% 2021	45,377,684	4,275,032
3778 GI — 3.5% 2024	9,215,179	616,009
3854 GI — 3.5% 2024	8,501,575	460,042
3763 NI — 3.5% 2025	7,688,559	503,293
3852 YI — 3.5% 2025	24,740,501	1,191,997
3904 QI — 3.5% 2025	8,533,591	364,811
3909 UI — 3.5% 2025	14,199,243	600,202
3904 NI — 3.5% 2026	16,193,379	1,729,681
3930 AI — 3.5% 2026	17,885,055	2,122,598
4018 AI — 3.5% 2027	32,504,428	4,621,031
3684 CI — 4.5% 2024	44,377,901	4,669,509
3917 AI — 4.5% 2026	56,075,666	7,034,821
2558 CL JW — 5.5% 2022	713,255	30,556
217 — 6.5% 2032	745,555	155,277
Federal National Mortgage Association
2011-88 BI — 3% 2020	7,321,026	365,246
2011-113 GI — 3% 2021	12,617,126	842,950
2011-141 EI — 3% 2021	27,667,330	2,154,881
2011-129 AI — 3% 2021	16,684,134	1,118,838
2011-149 KI — 3% 2021	24,420,146	1,631,510
2012-8 TI — 3% 2021	13,127,014	877,016
2012-8 UI — 3% 2021	39,627,413	3,277,155
2011-145 — 3% 2022	33,050,636	2,387,909
2011-137 AI — 3% 2022	21,944,781	1,402,491
2011-138 IG — 3% 2022	25,390,279	1,901,224
2012-23 IA — 3% 2022	14,882,622	1,242,401
2012-32 AI — 3% 2022	24,087,402	2,143,728
2012-53 CI — 3% 2022	36,214,326	3,128,306
2012-78 AI — 3% 2022	20,610,058	1,303,998
2010-124 AI — 3.5% 2020	12,096,864	1,013,810
2010-128 LI — 3.5% 2020	22,955,271	1,931,489
2012-147 CL AI — 3% 2027	42,875,000	4,930,625
2012-149 CL CI — 3.0% 2028	66,473,375	7,062,796
2012-145 CL DI — 3% 2028	24,119,997	2,532,600
2010-145 BI — 3.5% 2020	10,938,022	1,007,625
2011-75 BI — 3.5% 2020	12,794,868	828,724
2011-78 LI — 3.5% 2020	32,458,226	2,200,668
2010-104 CI — 3.5% 2021	26,340,040	2,310,285
2011-61 BI — 3.5% 2021	9,026,148	988,288
2011-66 QI — 3.5% 2021	16,207,976	1,368,277
2011-104 DI — 3.5% 2021	45,677,362	3,682,052
2011-110 AI — 3.5% 2021	19,294,245	1,593,126
2011-118 IC — 3.5% 2021	49,133,456	4,187,153

2011-125 DI — 3.5% 2021	34,061,936	3,255,640
2011-143 MI — 3.5% 2022	15,103,568	1,380,900
2012-2 MI — 3.5% 2022	20,653,040	1,902,352
2010-135 DI — 3.5% 2024	18,317,778	1,150,820
2010-137 BI — 3.5% 2024	9,495,204	436,779
2011-22 IC — 3.5% 2025	12,857,718	1,402,391
2011-66 BI — 3.5% 2025	4,747,847	211,089
2011-67 CI — 3.5% 2025	7,805,141	444,815
2011-75 AI — 3.5% 2025	33,585,623	1,729,324
2011-80 KI — 3.5% 2025	16,236,631	1,212,446
2011-101 IC — 3.5% 2026	84,697,266	10,525,897
2011-101 EI — 3.5% 2026	31,802,153	4,339,499
2011-101 IE — 3.5% 2026	28,698,897	2,508,858
2011-104 IM — 3.5% 2026	24,449,960	2,420,057
2010-89 LI — 4% 2020	19,144,884	1,981,113
2010-104 CI — 4% 2020	8,468,580	778,347
2011-69 TI — 4% 2020	12,846,190	784,774
2011-67 EI — 4% 2021	21,284,645	1,536,751
2012-148 CL AI — 4% 2028	40,873,208	6,105,640
2010-110 IH — 4.5% 2018	22,738,002	2,121,799
2009-70 IN — 4.5% 2019	34,564,877	2,493,510
2008-15 JI — 4.5% 2022	9,379,619	441,311
2010-30 — 5% 2018	13,350,092	946,922
2010-114 CI — 5% 2018	31,527,558	2,426,046
2003-64 XI — 5% 2033	2,222,902	426,264
Government National Mortgage Association
2002-56 — 0.0425% 2042	309,485	511
2004-43 — 0.18289% 2044	76,115,863	1,258,956
2008-45 — 0.18338% 2048	63,626,951	1,199,368
2006-15 — 0.23206% 2046	20,147,497	468,832
2008-48 — 0.24643% 2048	61,402,381	1,870,317
2006-30 — 0.36478% 2046	16,782,598	639,417
2006-55 — 0.36855% 2046	52,955,052	1,621,484
2004-10 — 0.38204% 2044	78,631,171	493,017
2006-5 — 0.38228% 2046	62,732,635	1,348,124
2008-78 — 0.42181% 2048	58,701,334	2,466,630
2005-9 — 0.42654% 2045	12,358,369	284,613
2004-108 — 0.45795% 2044	29,886,364	763,298
2005-90 — 0.50337% 2045	73,710,310	1,545,705
2007-4 — 0.53245% 2047	32,204,028	1,116,836
2006-67 — 0.60056% 2046	50,363,950	1,493,291
2005-50 — 0.64451% 2045	21,352,661	566,059
2008-8 — 0.64923% 2047	102,779,662	2,303,292
2011-10 — 0.66875% 2045	112,675,200	4,972,357
2007-55 — 0.67825% 2047	90,015,953	3,652,847
2008-24 — 0.68696% 2047	38,319,449	1,015,465
2007-34 — 0.74461% 2047	39,513,152	1,747,272
2007-15 — 0.77714% 2047	109,634,903	4,594,799
2010-161 IA — 0.78067% 2050	284,103,384	12,790,334
2007-77 — 0.81848% 2047	121,698,112	4,126,783
2010-18 — 0.84539% 2050	168,022,067	7,487,063
2012-112 — 0.8626% 2053	483,068,841	35,426,771
2010-123 — 0.8673% 2050	83,503,656	4,688,730
2012-100 — 0.88639% 2053	158,960,004	11,642,453
2008-92 — 0.88908% 2048	100,000,548	4,619,025
2010-63 — 0.90757% 2050	75,298,601	2,818,427
2012-131 — 0.9227% 2053	115,045,729	10,138,405
2009-119 — 0.94248% 2049	302,511,541	14,184,766
2012-150 — 0.9503% 2052	102,140,000	8,821,546
2010-49 — 0.98794% 2050	132,535,582	6,242,426
2011-6 — 0.99192% 2052	246,212,491	13,573,695
2009-4 — 1.00983% 2049	81,508,238	3,740,413
2012-114 — 1.02552% 2053	174,457,938	16,916,959
2012-9 — 1.02865% 2052	179,137,684	19,644,238
2012-58 — 1.02993% 2055	238,805,867	20,589,842
2012-95 — 1.04756% 2053	148,736,968	13,435,158
2009-86 — 1.04862% 2049	132,632,917	6,146,209
2012-79 — 1.05066% 2053	149,729,583	12,593,755
2011-165 — 1.06267% 2051	256,298,716	15,488,131
2012-45 — 1.0639% 2053	36,162,187	3,173,174
2009-105 — 1.0701% 2049	134,876,671	7,424,961
2012-35 — 1.07129% 2052	157,532,021	12,508,405
2010-28 — 1.07788% 2050	143,690,843	7,344,039
2009-30 — 1.08029% 2049	20,775,654	1,252,356
2009-60 — 1.09271% 2049	128,410,374	6,399,973
2012-25 — 1.09585% 2052	123,596,104	9,517,765
2011-143 — 1.11014% 2053	100,211,048	14,819,210
2011-64 IX — 1.11803% 2044	158,967,159	10,269,278
2011-120 — 1.16637% 2043	124,202,941	15,599,889
2011-49 — 1.16947% 2045	94,660,000	6,073,386
2011-149 — 1.20755% 2046	167,351,444	13,624,081
2009-49 — 1.25103% 2049	113,548,056	5,795,493
2011-78 IX — 1.26855% 2046	184,493,140	13,115,617

2011-16 — 1.27174% 2046	153,782,681	9,922,059
2010-148 IX — 1.29494% 2052	79,775,533	5,219,713
2009-71 —1.35802% 2049	125,329,882	6,815,439
2011-164 — 1.38982% 2046	196,186,341	15,247,603
2011-92 IX — 1.44068% 2044	44,368,936	3,643,133
2012-4 — 1.62138% 2052	299,241,237	25,527,432
TOTAL STRIPPED MORTGAGE-BACKED SECURITIES		$653,677,444

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.7%
Banc of America Large Loan 2010-HLTN — 2.509% 2015†	$15,918,405	$15,982,238
Government National Mortgage Association
2012-22 CL AB — 1.6661% 2026	7,708,058	7,822,431
2011-49 CL AB — 2.8% 2034	40,412,150	40,916,494
2011-120 CL A — 3.94417% 2033	47,120,954	49,318,204
2011-143 CL AB — 3.9739% 2033	47,145,406	49,397,542
2007-15 CL B — 4.425% 2032	28,254,228	28,639,051
2007-34 CL B — 4.579% 2031	34,059,273	34,630,549
2006-67 CL B — 4.858% 2034	49,450,788	50,637,572
2006-55 CL B — 4.875% 2032	3,256,505	3,262,320
2006-30 CL B — 4.958% 2031	19,095,618	19,298,637
2007-69 CL B — 4.959% 2030	13,174,217	13,443,630
2006-8 CL C — 5.313% 2036	19,172,604	19,767,338
2008-59 CL B — 5.553% 2026	5,740,436	5,789,172
GS Mortgage Securities Corporation II
2007-EOP A1 — 1.10313% 2020†	6,419,938	6,435,025
2007-EOP A2 — 1.26008% 2020†	20,755,000	20,829,926
2007-EOP A3 — 1.45627% 2020†	17,696,000	17,765,368
JP Morgan Clearing Corporation 2011-FL1 MH — 4.499% 2028†	20,000,000	19,832,600
LSTAR Commercial Mortgage Trust 2001-1 A — 3.9129% 2017†	9,562,308	10,115,009
MSC 2007-XLF9 — 1.059% 2020†	15,570,000	14,635,800
Motel 6 Trust
2012-MTL6 D — 3.7812% 2017†	27,815,000	27,904,695
2012-MTL6 E — 4.2743% 2017†	10,061,000	10,046,249
Store Master Funding LLC 2012-1A CLA — 5.77% 2042†	17,162,971	18,123,239
Wachovia Bank Commercial Mortgage Trust 2006-WL7A CL A2 — 0.329% 2021†	30,985,135	30,599,968
Washington Mutual Commercial Mortgage Series Trust 2007-SL2 CL A — 5.42642% 2049†	21,703,240	21,920,489
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES		$537,113,546

ASSET-BACKED SECURITIES — 8.1%
AmeriCredit Automobile Receivables Trust
2011-2 C — 3.19% 2016	$8,580,000	$8,920,368
2010-3 D — 4.98% 2018†	13,735,000	14,806,605
2010-1 C — 5.19% 2015	2,765,000	2,859,369
2010-2 D — 6.24% 2016	6,990,000	7,448,124
Beacon Container Finance LLC 2012-1A A — 3.72% 2022†	10,342,100	10,509,028
CLI FundingLLC
2006-1A CL A — 0.389% 2021†	26,568,906	25,931,518
2012-1A — 4.21% 2022†	47,782,628	50,105,341
Credit Acceptance Auto Loan Trust
2012-2A A — 1.52% 2020†	14,602,000	14,614,412
2012-1A — 2.2% 2019†	3,500,000	3,554,468
2011-1 A — 2.61% 2019†	5,895,000	5,978,650
2012-1A B — 3.12% 2020†	4,500,000	4,639,292
Cronos Containers Program 2012-2A A — 3.81% 2027†	33,077,849	34,279,183
DT Auto Owner Trust 2012-2A B — 1.85% 2017†	7,352,000	7,363,209
GE SEACO Finance 2005-1A CL A — 0.459% 2020†	1,203,125	1,168,716
HFG HEALTHCO-4 LLC 2011-1A A — 2.465% 2017†	16,552,000	16,869,633
PFS Financing Corpation
2012-AA B — 1.909% 2016†	4,720,000	4,728,112
2011-BA B — 2.459% 2016†	4,000,000	4,188,200
Prestige Auto Receivables Trust 2009-1A B — 10% 2013†	3,383,694	3,456,173
New York City Tax Lien 2012-AA CL A — 1.23% 2025†	12,136,358	12,139,652
National Collegiate Student Loan Trust 2006-3 A2 — 0.3197% 2026	18,531,050	18,499,918
Global SC Finance 2012-1A CL A — 4.11% 2027†	14,651,960	15,340,895
Santander Drive Auto Receivables Trust
2012-6 A2 — 0.83% 2015	54,142,000	54,143,137
2011-3 A2 — 1.11% 2014	10,159,265	10,171,659
2012-1 A2 — 1.25% 2015	5,992,329	6,027,564
2011-4 A2 — 1.37% 2015	12,086,632	12,129,660
TAL Advantage LLC 2006-1A — 0.4007% 2021†	15,333,334	14,927,614
Textainer Marine Containers Ltd 2005-1A A — 0.456% 2020†	7,691,043	7,601,904
Triton Container Finance LLC 2006-1A — 0.38% 2021†	14,453,282	14,118,544
Unison Ground Lease Fund — 9.522% 2020†	19,600,000	24,059,000
TOTAL ASSET-BACKED SECURITIES		$410,579,948

U.S. TREASURY SECURITIES — 7.4%
U.S Treasury Notes
— 0.375% 2013	$50,000,000	$50,070,310
— 0.5% 2013	40,000,000	40,064,064
— 0.625% 2013	70,000,000	70,122,227
— 1% 2013	80,000,000	80,367,184
— 1.375% 2013	59,000,000	59,273,105
— 2.5% 2013	30,950,000	31,130,742

— 3.375% 2013	41,000,000	41,764,424
TOTAL U.S. TREASURY SECURITIES		$372,792,056

CORPORATE BONDS & DEBENTURES — 3.1%
Continental Airlines Company
— 1997-1 1A 7.461% 2015	$1,381,755	$1,437,025
— 8.388% 2020	10,481,411	11,110,296
Delta Airlines
— 2012-1A 4.75% 2020	3,642,000	3,878,730
— 2012-1B 6.875% 2019	2,321,000	2,416,741
— N671US 7.5% 2020†	20,639,463	20,639,463
Lease Air Trust 2012 A1 — 0% 2016	52,387,887	52,387,886
Northwest Airlines
— 2000-1 G — 7.15% 2020	19,464,999	20,632,899
— 1999-2 B — 7.95% 2016	10,897,877	11,769,707
— 1999-2 C — 8.304% 2019	8,048,522	7,565,611
Qwest Corporation — 3.558% 2013	7,139,000	7,206,294
United Airlines, Inc. — 9.875% 2013†	19,728,000	19,728,000
TOTAL CORPORATE BONDS & DEBENTURES		$158,772,652

TOTAL INVESTMENT SECURITIES — 90.4% (Cost $4,567,927,846)		$4,558,646,609

SHORT-TERM INVESTMENTS — 9.1% (Cost $459,549,847)
Federal Home Loan Bank — 0.07% 01/02/13
— 0.04% 02/01/13	$50,000,000	$49,998,278
— 0.07% 01/02/13	50,000,000	49,999,903
Federal National Mortgage Association
— 0.04% 02/01/13	75,000,000	74,997,416
— 0.05% 01/16/13	50,000,000	49,998,958
— 0.06% 01/25/13	85,000,000	84,996,600
— 0.07% 01/14/13	55,077,000	55,075,608
Exxon Mobil Corporation — 0.07% 01/10/13	52,995,000	52,994,073
State Street Bank Repurchase Agreement — 0.01% 01/02/13 (Dated 12/31/2012, repurchase price of $41,489,000, collateralized by $42,340,000 principal amount U.S. Treasury Notes — 0.625% 2017, fair value $42,320,862)	41,489,000	41,489,011
TOTAL SHORT-TERM INVESTMENTS		$459,549,847

TOTAL INVESTMENTS — 99.5% (Cost $5,027,477,693)		$5,018,196,456
Other assets and liabilities, net — 0.5%		25,128,099
TOTAL NET ASSETS — 100.0%		$5,043,324,555

†   Restricted securities. These restricted securities constituted 14.5% of total net assets at December 31, 2012

* These securities have been valued in good faith under policies adopted by authority of the Board of Directors in accordance with the Fund’s fair value procedures. These securities constitued 0.3% total net assets at December 31, 2012.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2012:

Investments	Level 1	Level 2	Level 3	Total
Bonds & Debentures
Mortgage-Backed	—	$1,249,026,163	$14,376,751	$1,263,402,914
Mortgage Pass-Through	—	1,162,308,049	—	1,162,308,049
Stripped Mortgage-Backed	—	653,677,444	—	653,677,444
Commercial Mortgage-Backed	—	537,113,546	—	537,113,546
Asset-Backed	—	410,579,948	—	410,579,948
U.S. Treasuries	—	372,792,056	—	372,792,056
Corporate	—	158,772,652	—	158,772,652
Short-Term Investments	—	459,549,847	—	459,549,847
Total Investments	$—	$5,003,819,705	$14,376,751	$5,018,196,456

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the quarter ended December 31, 2012:

Investment	Beginning Value at September 30, 2012	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Net Transfers In (Out)	Ending Value at December 31, 2012

Mortgage-Backed	$15,766,285	$1,323,170	$—	$(2,712,704)	$—	$14,376,751

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Level 1, 2, or 3 during the period ended December 31, 2012

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $4,582,564,731 for Federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$55,170,351
Gross unrealized depreciation:	(79,088,473)
Net unrealized depreciation:	$(23,918,122)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     March 1, 2013

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:     March 1, 2013